Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Net loss carryforward	$ 14,113	$ 11,995
Other reserves and allowance	94	51
Total deferred tax assets	14,207	12,046
Valuation allowance	(14,207)	(12,046)
Net deferred tax asset